Taxes - Reconciliation of Swedish Income Tax Rate with Effective Tax Rate (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Sweden [member]
Reconciliation of effective tax rate [Line Items]
Statutory tax rate in Sweden	22.00%